Other Gains And Charges (Schedule Of Other Gains And Charges) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							12 Months Ended
	Jun. 25, 2014	Mar. 26, 2014	Dec. 25, 2013	Sep. 25, 2013	Jun. 26, 2013	Mar. 27, 2013	Dec. 26, 2012	Jun. 25, 2014	Jun. 26, 2013	Jun. 27, 2012
Disclosure Other Gains And Charges [Abstract]
Litigation reserves	$ 39,500							$ 39,500	$ 0	$ 0
Restaurant impairment charges	3,200		1,300		4,600		700	4,502	5,276	3,139
Restaurant closure charges								3,413	3,637	4,655
Severance and other benefits	1,000	700	200	200	1,000	1,300		2,140	2,235	0
Gain on sale of assets, net								(608)	(11,228)	(3,306)
Loss on extinguishment of debt								0	15,768	0
Impairment of liquor licenses								0	170	2,641
Other								277	1,442	1,845
Other gains and charges								$ 49,224	$ 17,300	$ 8,974